INCOME TAX EXPENSE - Movements of deferred tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset)
Balance at the beginning of the period	$ 296.9	$ 430.3
Recognized in the statement of operations	143.9	(56.2)
Recognized in OCI	(3.6)	(2.6)
Discontinued operations		(74.6)
Balance at the end of the period	437.2	296.9
Unrecognized deferred tax assets and liabilities
Aggregated temporary differences associated with investments in subsidiaries	6,490.3	6,193.4
Deductible temporary differences	736.7	680.7
Tax losses	469.6	$ 418.9
Canada | 2027 - 2043
Non-capital losses that can be applied against future taxable profit
Unused tax losses	1,344.8
United States | 2024 - 2026 & No expiry
Non-capital losses that can be applied against future taxable profit
Unused tax losses	254.4
Chile | No expiry
Non-capital losses that can be applied against future taxable profit
Unused tax losses	131.6
Brazil | No expiry
Non-capital losses that can be applied against future taxable profit
Unused tax losses	4.9
Mauritania | 2024 - 2028
Non-capital losses that can be applied against future taxable profit
Unused tax losses	5.3
Barbados | 2024 - 2030
Non-capital losses that can be applied against future taxable profit
Unused tax losses	42.1
Luxembourg | Various
Non-capital losses that can be applied against future taxable profit
Unused tax losses	61.4
Other. | Various
Non-capital losses that can be applied against future taxable profit
Unused tax losses	$ 50.2